GOODWILL	12 Months Ended
Dec. 31, 2025
GOODWILL
GOODWILL

NOTE 8 – GOODWILL

Goodwill as of December 31, 2025 and 2024 was as follows:

	December 31,	December 31,
	2025	2024

Vayu goodwill	$1,894,288	$-
GAC goodwill	10,840,392	-
Less: Impairment of goodwill	(2,938,247)	-

Total goodwill	$9,796,433	$-

Goodwill represents the excess of consideration transferred over the fair value of the net identifiable assets acquired in the transactions with Vayu and GAC. Goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate that the carrying value of a reporting unit may exceed its fair value.

During the year ended December 31, 2025, the Company identified indicators of impairment related to its Dynamic Aerospace Systems and Dynamic Deliveries reporting units, including slower-than-expected development of new revenue streams resulting in lower-than-expected operating results and revised projections of future cash flows attributable to the related technology. As a result, the Company performed a goodwill impairment test in accordance with ASC 350 Intangibles—Goodwill and Other.

Prior to performing the goodwill impairment test, the Company evaluated the recoverability of the long-lived assets associated with the reporting unit in accordance with ASC 360, Property, Plant, and Equipment–Impairment or Disposal of Long-Lived Assets. Based on this evaluation, the Company determined that certain long-lived assets, including developed technology and customer relationship intangible assets, were not impaired.

The Company then compared the fair value of the reporting unit with its carrying value, including goodwill. Among other inputs, revenue growth rate and operating income margin are determined by management using historical performance trends, projected performance from existing partnerships, industry data, relevant changes in the reporting unit’s underlying business, and other market trends that may affect the reporting unit. The discount rate is based on the estimated weighted average cost of capital as of the test date of market participants in the industry in which the reporting unit operates. The assumptions used in the discounted cash flow model are subject to significant judgment and uncertainty.

As a result of this analysis, during the year ended December 31, 2025, the Company recorded impairment charges totaling $2,938,247, of which $437,065 related to Vayu goodwill and $2,501,182 related to GAC goodwill.